BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION
Schedule of basis of consolidation

		Ownership
Name	Principal activity	Dec 31, 2022	Dec 31, 2021	Location
Minera Camino Rojo SA de CV	Production	100%	100%	Mexico
Minera Cerro Quema SA	Exploration	100%	100%	Panama
Gold Standard Ventures Corp.	Holding company	100%	—	Canada
Gold Standard Ventures (US) Inc.	Exploration	100%	—	USA
Madison Enterprises Inc.	Exploration	100%	—	USA
Monitor Gold Corporation	Exploration	100%	100%	USA